CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACT BALANCES
Disclosure of Contract Liabilities from Contract with Customers

	December 31,
	2020	2019
Customer deposits	$787,112	$3,131,916
Customer deposits – related parties	—	3,358,897
	$787,112	$6,490,813